RELATED PARTY TRANSACTIONS (Tables)	3 Months Ended
Mar. 31, 2024
Related Party Transactions [Abstract]
SCHEDULE OF FINANCIAL ASSETS MEASURED AT FAIR VALUE ON A RECURRING BASIS

Financial assets measured at fair value on a recurring basis are summarized below and disclosed on the consolidated balance sheet as of March 31, 2024 and December 31, 2023:

	Fair Value Measurement Using			Amount at
	Level 1	Level 2	Level 3	Fair Value
March 31, 2024
Asset
Warrants – SHRG	$-	$141,667	$-	$141,667
Convertible loans receivable – SHRG	-	324,521	-	$324,521

Total Investment in securities at Fair Value	$-	$466,188	$-	$466,188

SCHEDULE OF FAIR VALUE WEIGHTED AVERAGE ASSUMPTIONS

The fair value of the SHRG warrants under level 2 category as of March 31, 2024 was calculated using a Black-Scholes valuation model valued with the following weighted average assumptions:

March 31,
2024

Stock price	$0.0016
Exercise price	$0.0012
Risk free interest rate	4.22%

Annualized volatility	136.81%
Dividend Yield	$0.00%
Year to maturity	4.96

The Company has elected to recognize the convertible loan at fair value and therefore there was no further evaluation of embedded features for bifurcation. The Company engaged third party valuation firm to perform the valuation of convertible loans. The fair value of the convertible loans is calculated using the binomial tree model based on probability of remaining as straight debt using discounted cash flow with the following assumptions:

March 31, 2024
Risk-free interest rate	4.417%
Expected life	2.96 year
Discount rate	6.00%
Expected volatility	132.407%
Expected dividend yield	0%
Fair value	$324,521